Accounts Receivable and Loans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U S Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	$ 52,930	$ 50,508
30 to 59 days past due	218	282
60 to 89 days past due	165	226
90+ days past due	373	549
Total aging	53,686	51,565
U S Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
Current	20,246	18,864
30 to 59 days past due	122	104
60 to 89 days past due	81	55
90+ days past due	196	132
Total aging	20,645	19,155
International Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	8,748	9,044
30 to 59 days past due	52	66
60 to 89 days past due	32	48
90+ days past due	69	97
Total aging	8,901	9,255
International Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	63	64
Total aging	7,222	6,673
Global Commercial Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	109	96
Total aging	$ 12,829	$ 11,259